STATEMENTS OF STOCKHOLDERS' DEFICIT (USD $)		Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]
Balance at Apr. 22, 2002
Issuance of common stock 9/1/02, $1.25	[1]	$ 10,000		$ 80	$ 9,920	$ 0
Issuance of common stock 9/1/02, $1.25 (in shares)	[1]			7,981
Issuance of common 10/23/02, $125.25/share		5,000			5,000
Issuance of common 10/23/02, $125.25/share (in shares)				40
Net loss		(51,057)				(51,057)
Balance at Dec. 31, 2002		(36,057)		80	14,920	(51,057)
Balance (in shares) at Dec. 31, 2002				8,021
Issuance of common stock	[2]	400		3	397
Issuance of common stock (in shares)	[2]			320
Issuance of common 6/11 & 12, $125.25	[3]	35,000		3	34,997
Issuance of common 6/11 & 12, $125.25 (in shares)	[3]			288
Net loss		(90,461)				(90,461)
Balance at Dec. 31, 2003		(91,118)		86	50,314	(141,518)
Balance (in shares) at Dec. 31, 2003				8,629
Issuance of common 5/25/04, $1.25	[4]	110		1	109
Issuance of common 5/25/04, $1.25 (in shares)	[4]			88
Net loss		(90,353)				(90,353)
Balance at Dec. 31, 2004		(181,361)		87	50,423	(231,871)
Balance (in shares) at Dec. 31, 2004				8,717
Issuance of common stock	[5]	250		2	248
Issuance of common stock (in shares)	[5]			200
Vested stock options and warrants		2,793		0	2,793
Net loss		(123,852)				(123,852)
Balance at Dec. 31, 2005		(302,170)		89	53,464	(355,723)
Balance (in shares) at Dec. 31, 2005				8,917
Issuance of common 5/16 & 8/8, $1.25	[6]	1,451		12	1,439
Issuance of common 5/16 & 8/8, $1.25 (in shares)	[6]			1,159
Issuance of common 10/19 & 23, $1.25	[7]	650		5	645
Issuance of common 10/19 & 23, $1.25 (in shares)	[7]			519
Issuance of common 12/01, $125.25	[8]	44,810		4	44,806
Issuance of common 12/01, $125.25 (in shares)	[8]			384
Vested stock options and warrants		13,644			13,644
Net loss		(273,026)				(273,026)
Balance at Dec. 31, 2006		(514,641)		110	113,998	(628,749)
Balance (in shares) at Dec. 31, 2006				10,979
Issuance of common stock	[9]	1,000		0	1,000
Issuance of common stock (in shares)	[9]			8
Vested stock options and warrants		73,907		0	73,907
Capital contributions resulting from waivers of debt		346,714		0	346,714
Value of equity instruments issued with debt		132,938		0	132,938
Net loss		(752,415)				(752,415)
Balance at Dec. 31, 2007		(712,497)		110	668,557	(1,381,164)
Balance (in shares) at Dec. 31, 2007				10,987
Issuance of common stock	[10]	1,593,502		607	1,592,895
Issuance of common stock (in shares)	[10]			60,705
Shares issued to finders, agents		0		268	(268)
Shares issued to finders, agents (in shares)				26,836
Shares issued to pay direct legal fees		0		38	(38)
Shares issued to pay direct legal fees (in shares)				3,810
Issuance of common due to anti-dilution provisions		0		27	(27)
Issuance of common due to anti-dilution provisions (in shares)				2,746
Shares issued to pay investor relations services 6/23/08, $26.25		87,500		33	87,467
Shares issued to pay investor relations services 6/23/08, $26.25 (in shares)				3,334
Vested stock options and warrants		354,994		0	354,994
Capital contributions resulting from waivers of debt		129,684		0	129,684
Net loss		(1,762,628)				(1,762,628)
Balance at Dec. 31, 2008		(309,445)		1,084	2,833,264	(3,143,792)
Balance (in shares) at Dec. 31, 2008				108,418
Cumulative effect of adoption of EITF 07-5		(479,910)		0	(486,564)	6,654
Vested stock options and warrants		111,835		0	111,835
Shares issued 3/20/09 to pay for fund raising		0		17	(17)
Shares issued 3/20/09 to pay for fund raising (in shares)				1,667
Shares issued under PMM in 2009, $37.50		1,073,905		286	1,073,619
Shares issued under PMM in 2009, $37.50 (in shares)				28,638
Capital contributions resulting from waivers of debt		84,600		0	84,600
Value of equity-linked financial instruments issued in connection with PPMs		(222,296)		0	(222,296)
Shares issued to consultant for fund raising		0		4	(4)
Shares issued to consultant for fund raising (in shares)				400
Shares issued upon conversion of debt and interest, $20.25		256,454		125	256,329
Shares issued upon conversion of debt and interest, $20.25 (in shares)				12,473
Value of equity instruments issued with debt		30,150		0	30,150
Shares issued upon conversion of shareholder note, $26.25		4,906		2	4,904
Shares issued upon conversion of shareholder note, $26.25 (in shares)				187
Net loss		(2,892,230)				(2,892,230)
Balance at Dec. 31, 2009		(2,342,031)		1,518	3,685,820	(6,029,368)
Balance (in shares) at Dec. 31, 2009				151,783
Vested stock options and warrants		11,382		0	11,382
Shares issued in 2010 under PPM, $37.50		177,275		47	177,228
Shares issued in 2010 under PPM, $37.50 (in shares)				4,728
Shares issued to consultants for IR and consulting, $37.50		187,045		50	186,995
Shares issued to consultants for IR and consulting, $37.50 (in shares)				4,988
Value of equity instruments issued for consulting services		354,602		0	354,602
Value of equity-linked financial instruments issued in connection with PPM in first quarter		(25,553)		0	(25,553)
Shares issued in May 2010 to consultant, $37.50		6,425		2	6,423
Shares issued in May 2010 to consultant, $37.50 (in shares)				172
Shares issued in May 2010 to 2008 investors as a penalty for late registration, $37.50		355,124		95	355,029
Shares issued in May 2010 to 2008 investors as a penalty for late registration, $37.50 (in shares)				9,470
Value of equity instruments issued with debt		119,474		0	119,474
Value of equity-linked financial instruments issued in connection with PPM in second quarter		(31,332)		0	(31,332)
Value of equity-linked financial instruments issued in connection with PPM in third quarter		(31,506)		0	(31,506)
Shares issued in September 2010 under PPM, $7.50		25,000		33	24,967
Shares issued in September 2010 under PPM, $7.50 (in shares)				3,334
Shares issued to consultants in third quarter at $16.50 per share		107,549		65	107,484
Shares issued to consultants in third quarter at $16.50 per share (in shares)				6,519
Shares issued in November 2010 upon exercise of warrants at $10.13 per share		17,357		17	17,340
Shares issued in November 2010 upon exercise of warrants at $10.13 per share (in shares)				1,715
Shares issued in November 2010 to directors as compensation at $11.25 per share		45,000		40	44,960
Shares issued in November 2010 to directors as compensation at $11.25 per share (in shares)				4,000
Vested stock options in fourth quarter		161,107		0	161,107
Equity instruments issued to consultants in fourth quarter		26,234		0	26,234
Net loss		(1,352,709)				(1,352,709)
Balance at Dec. 31, 2010		(2,189,557)		1,867	5,190,654	(7,382,077)
Balance (in shares) at Dec. 31, 2010				186,709
Value of equity instruments issued with debt		47,908		0	47,908
Equity instruments issued to consultants in first quarter		91,504		0	91,504
Shares issued at $5.63 per share under PPM		400,000		711	399,289
Shares issued at $5.63 per share under PPM (in shares)				71,112
Shares issued at $6.38 per share under PPM		160,000		251	159,749
Shares issued at $6.38 per share under PPM (in shares)				25,099
Shares issued at $6.75 per share under PPM		18,000		27	17,973
Shares issued at $6.75 per share under PPM (in shares)				2,667
Shares issued at $7.50 per share under PPM		15,000		20	14,980
Shares issued at $7.50 per share under PPM (in shares)				2,000
Stock issued upon conversion of debt in first quarter		20,000		55	19,945
Stock issued upon conversion of debt in first quarter (in shares)				5,547
Stock issued to pay interest on debt		22,500		21	22,479
Stock issued to pay interest on debt (in shares)				2,108
Shares issued at $5.25 per share under PPM		75,000		143	74,857
Shares issued at $5.25 per share under PPM (in shares)				14,286
Stock issued upon conversion of debt and interest		32,000		125	31,875
Stock issued upon conversion of debt and interest (in shares)				12,548
Equity instruments issued to consultants		12,256		0	12,256
Equity instruments issued to consultants		147,116		0	147,116
Shares issued at $4.50 per share under PPM		210,000		467	209,533
Shares issued at $4.50 per share under PPM (in shares)				46,667
Shares issued at $15.00 per share under PPM		275,000		183	274,817
Shares issued at $15.00 per share under PPM (in shares)				18,334
Restricted stock issued to consultants		55,000		110	54,890
Restricted stock issued to consultants (in shares)				10,972
Shares issued at $26.25 per share IR compensation		201,250		77	201,173
Shares issued at $26.25 per share IR compensation (in shares)				7,667
Equity instruments upon conversion of Accounts Payable		20,000		0	20,000
Shares issued to private investor at $11.25 per share		232,000		206	231,794
Shares issued to private investor at $11.25 per share (in shares)				20,623
Vested stock options and warrants in first quarter		1,937,638		0	1,937,638
Shares issued upon exercise of options at $.75 per share		1,000		13	987
Shares issued upon exercise of options at $.75 per share (in shares)				1,334
Net loss		(4,486,879)				(4,486,879)
Balance at Dec. 31, 2011		(2,703,264)		4,277	9,161,417	(11,868,956)
Balance (in shares) at Dec. 31, 2011				427,673
Vested stock options and warrants		830,372		0	830,372
Value of equity instruments issued with debt		33,469		0	33,469
Shares issued to institutional investor upon conversion of Note Payable at $10.07 per share		8,000		8	7,992
Shares issued to institutional investor upon conversion of Note Payable at $10.07 per share (in shares)				795
Shares issued to institutional investor upon conversion of Note Payable at $9.75 per share		14,000		14	13,986
Shares issued to institutional investor upon conversion of Note Payable at $9.75 per share (in shares)				1,436
Shares issued to institutional investor upon conversion of Note Payable at $6.60 per share		15,000		23	14,977
Shares issued to institutional investor upon conversion of Note Payable at $6.60 per share (in shares)				2,273
Shares issued to institutional investor upon conversion of Note Payable at $3.35 per share		16,000		46	15,954
Shares issued to institutional investor upon conversion of Note Payable at $3.35 per share (in shares)				4,578
Shares issued to institutional investor upon conversion of Note Payable at $3.35 per share		12,000		36	11,964
Shares issued to institutional investor upon conversion of Note Payable at $3.35 per share (in shares)				3,588
Shares issued to institutional investor upon conversion of Note Payable at $3.35 per share		10,000		36	9,964
Shares issued to institutional investor upon conversion of Note Payable at $3.35 per share (in shares)				3,583
Shares issued to institutional investor upon conversion of Note Payable at $2.98 per share		8,500		57	8,443
Shares issued to institutional investor upon conversion of Note Payable at $2.98 per share (in shares)				5,709
Shares issued to a private investor at $4.88 per share		600,000		1,231	598,769
Shares issued to a private investor at $4.88 per share (in shares)				123,076
Shares issued for consulting to the then interim CEO at $4.88 per share		19,500		40	19,460
Shares issued for consulting to the then interim CEO at $4.88 per share (in shares)				4,000
Shares issued to an institutional investor upon conversion of Note Payable at $2.15 per share		10,000		47	9,953
Shares issued to an institutional investor upon conversion of Note Payable at $2.15 per share (in shares)				4,661
Shares issued to a private investor at $11.25 per share		39,500		35	39,465
Shares issued to a private investor at $11.25 per share (in shares)				3,511
Stock issued upon conversion of debt at $11.25 per share		493,884		439	493,445
Stock issued upon conversion of debt at $11.25 per share (in shares)				43,900
Stock issued upon conversion of debt at $4.88 per share		185,299		380	184,919
Stock issued upon conversion of debt at $4.88 per share (in shares)				38,010
Shares issued to a private investor per a convertible note default at $11.25 per share		1,125,000		1,000	1,124,000
Shares issued to a private investor per a convertible note default at $11.25 per share (in shares)				100,000
Shares issued to private investor upon conversion of Note Payable at $13.50 per share		57,042		42	57,000
Shares issued to private investor upon conversion of Note Payable at $13.50 per share (in shares)				4,225
Shares issued to private investor upon conversion of Note Payable at $3.90 per share		59,534		153	59,381
Shares issued to private investor upon conversion of Note Payable at $3.90 per share (in shares)				15,293
Shares issued to private investor upon conversion of Note Payable at $7.50 per share		56,584		75	56,509
Shares issued to private investor upon conversion of Note Payable at $7.50 per share (in shares)				7,543
Shares issued to an institutional investor upon conversion of Note Payable at $2.33 per share		12,000		52	11,948
Shares issued to an institutional investor upon conversion of Note Payable at $2.33 per share (in shares)				5,160
Stock issued upon conversion of debt at $11.25 per share		59,590		53	59,537
Stock issued upon conversion of debt at $11.25 per share (in shares)				5,296
Shares issued to a Director as compensation at $6.75 per share		25,000		37	24,963
Shares issued to a Director as compensation at $6.75 per share (in shares)				3,703
Shares issued under PPM at $5.25 per share		690,946		1,316	689,629
Shares issued under PPM at $5.25 per share (in shares)				131,608
Shares issued to institutional investor upon conversion of Note Payable at $2.65 per share		18,000		68	17,932
Shares issued to institutional investor upon conversion of Note Payable at $2.65 per share (in shares)				6,797
Shares issued to a private investor upon conversion of Note Payable at $2,40 per share		9,022		38	8,984
Shares issued to a private investor upon conversion of Note Payable at $2,40 per share (in shares)				3,782
Shares issued to an institutional investor upon conversion of Note Payable at $2.23 per share including $11,021 of interest.		33,021		99	32,922
Shares issued to an institutional investor upon conversion of Note Payable at $2.23 per share including $11,021 of interest. (in shares)				9,876
Shares issued at $11.25 per share as Investor Relations compensation		93,750		83	93,667
Shares issued at $11.25 per share as Investor Relations compensation (in shares)				8,333
Shares issued to a private investor upon conversion of Note Payable at $2.40 per share		50,000		210	49,790
Shares issued to a private investor upon conversion of Note Payable at $2.40 per share (in shares)				20,963
Shares issued as settlement to remove anti-dilution agreement at $4.88 per share		1,722,500		3,533	1,718,967
Shares issued as settlement to remove anti-dilution agreement at $4.88 per share (in shares)				353,333
Shares issued in settlement with former COO at $11.25 per share less shares cancelled at $6.75 per share		142,333		107	142,226
Shares issued in settlement with former COO at $11.25 per share less shares cancelled at $6.75 per share (in shares)				10,715
Equity value for options and warrants		150,189		0	150,189
Shares issued at $5.25 per share as Investor Relations compensation		21,000		40	20,960
Shares issued at $5.25 per share as Investor Relations compensation (in shares)				4,000
Shares issued at $11.25 per share as conversion of debt		23,563		21	23,542
Shares issued at $11.25 per share as conversion of debt (in shares)				2,094
Shares issued to a private investor exercising options at $.75 per share		718		10	708
Shares issued to a private investor exercising options at $.75 per share (in shares)				957
Shares issued to debtors as compensation at $7.50 per share		156,243		208	156,035
Shares issued to debtors as compensation at $7.50 per share (in shares)				20,839
Shares issued upon conversion of Note Payable at $5.25 per share		16,525		31	16,494
Shares issued upon conversion of Note Payable at $5.25 per share (in shares)				3,147
Share true-up to certified shareholders list per the stock transfer agency		2		0	1
Share true-up to certified shareholders list per the stock transfer agency (in shares)				1
Shares issued upon exercise of options at $.75 per share		4,130		55	4,075
Shares issued upon exercise of options at $.75 per share (in shares)				5,506
Net loss		(7,422,155)				(7,422,155)
Balance at Dec. 31, 2012		(3,303,203)		13,900	15,974,008	(19,291,111)
Balance (in shares) at Dec. 31, 2012				1,389,963
Value of equity instruments issued with debt		392,556			392,556
Shares issued to debtors as compensation at $11.25 per share		43,521		39	43,482
Shares issued to debtors as compensation at $11.25 per share (in shares)				3,869
Shares issued under PPM to five investors at $5.25 per share		500,000		952	499,048
Shares issued under PPM to five investors at $5.25 per share (in shares)				95,238
Shares issued to an escrow account underlying a debt agreement	[11]	10,000		133	9,867
Shares issued to an escrow account underlying a debt agreement (in shares)	[11]			13,333
Shares issued to debtors as compensation at $11.25 per share		34,550		31	34,519
Shares issued to debtors as compensation at $11.25 per share (in shares)				3,071
Shares issued to an institutional investor at $5.25 per share		500,000		952	499,048
Shares issued to an institutional investor at $5.25 per share (in shares)				95,238
Value of shares per an agreement with a former officer	[12]	40,480		0	40,480
Shares issued to consultant as compensation at $5.03 per share		16,750		33	16,717
Shares issued to consultant as compensation at $5.03 per share (in shares)				3,333
Shares issued to former consultant exercising options at $.75 per share		2,000		27	1,973
Shares issued to former consultant exercising options at $.75 per share (in shares)				2,667
Shares issued to former CEO exercising options at $.75 per share.		3,333		44	3,289
Shares issued to former CEO exercising options at $.75 per share. (in shares)				4,444
Shares issued upon conversion of four notes payable at $11.25 per share		156,243		139	156,104
Shares issued upon conversion of four notes payable at $11.25 per share (in shares)				13,888
Shares issued for interest to the four notes payable at $11.25 per share		11,170		10	11,160
Shares issued for interest to the four notes payable at $11.25 per share (in shares)				993
Shares issued for cashless exercise of warrants at $9.00 per share		2,778		37	2,741
Shares issued for cashless exercise of warrants at $9.00 per share (in shares)				3,704
Shares issued for cashless exercise of warrants at $12.00 per share		1,633		22	1,611
Shares issued for cashless exercise of warrants at $12.00 per share (in shares)				2,178
Shares issued for cashless exercise of warrants at $11.25 per share		6,327		84	6,243
Shares issued for cashless exercise of warrants at $11.25 per share (in shares)				8,436
Shares issued for cashless exercise of warrants at $15.00 per share		2,618		35	2,583
Shares issued for cashless exercise of warrants at $15.00 per share (in shares)				3,491
Shares issued to 24 warrant holders exercised at a reduced price for $7.50 per share		1,044,490		1,393	1,043,097
Shares issued to 24 warrant holders exercised at a reduced price for $7.50 per share (in shares)				139,265
Shares issued to 4 PPM investors converting notes at $9.00 per share		316,504		352	316,152
Shares issued to 4 PPM investors converting notes at $9.00 per share (in shares)				35,167
Shares issued to 10 PPM investors converting notes at $13.50 per share		1,020,200		721	1,019,479
Shares issued to 10 PPM investors converting notes at $13.50 per share (in shares)				72,072
Shares issued to consultant as compensation at $28.50 per share		57,000		20	56,980
Shares issued to consultant as compensation at $28.50 per share (in shares)				2,000
Shares issued for two note conversions at $1.05 per share		994,928		9,476	985,452
Shares issued for two note conversions at $1.05 per share (in shares)				947,551
Shares issued for warrant exercise at $11.25 per share		160,715		143	160,572
Shares issued for warrant exercise at $11.25 per share (in shares)				14,286
Shares issued to an investor for a cashless exercise of warrants at $12.75 per share		2,044		27	2,016
Shares issued to an investor for a cashless exercise of warrants at $12.75 per share (in shares)				2,724
Shares issued to former Board Directors as compensation at $24.38 per share		100,000		13	99,987
Shares issued to former Board Directors as compensation at $24.38 per share (in shares)				1,333
Reduced warrant exercise compensation expense		2,140,946		0	2,140,946
Options issued as part of employee bonus		147,500		0	147,500
Shares issued to one investor for cashless warrant exercised at $9.00 per share		2,778		37	2,741
Shares issued to one investor for cashless warrant exercised at $9.00 per share (in shares)				3,704
Shares issued for a cashless exercise of warrants at $7.50 per share		30,244		403	29,841
Shares issued for a cashless exercise of warrants at $7.50 per share (in shares)				40,325
Shares issued for a cashless exercise of warrants at $5.63 per share		5,447		73	5,374
Shares issued for a cashless exercise of warrants at $5.63 per share (in shares)				7,263
Shares issued for cashless warrant exercise at $9.75 per share		1,597		21	1,576
Shares issued for cashless warrant exercise at $9.75 per share (in shares)				2,130
Shares issued for interest on two note conversions at $13.50 per share		7,365		5	7,360
Shares issued for interest on two note conversions at $13.50 per share (in shares)				546
Shares issued in settlement with a former noteholder at $20.25 per share		102,060		50	102,010
Shares issued in settlement with a former noteholder at $20.25 per share (in shares)				5,040
Shares issued for a stock option exercise at $4.88 per share		650		1	649
Shares issued for a stock option exercise at $4.88 per share (in shares)				133
Shares issued to one warrant holder executed at a reduced price of $9.38 per share		125,000		133	124,867
Shares issued to one warrant holder executed at a reduced price of $9.38 per share (in shares)				13,333
Vesting expense		1,505,270		0	1,505,270
Shares issued for option exercise at $5.25 per share		1,190		2	1,188
Shares issued for option exercise at $5.25 per share (in shares)				227
Shares issued for cashless warrant exercise at $5.63 per share		1,167		16	1,151
Shares issued for cashless warrant exercise at $5.63 per share (in shares)				1,556
Net loss		(9,406,304)				(9,406,304)
Balance at Dec. 31, 2013		(3,218,453)		29,325	25,449,636	(28,697,415)
Balance (in shares) at Dec. 31, 2013				2,932,501
Value of equity instruments issued with debt		313,175			313,175
Shares issued for cashless warrant exercise at $15.00 per share		1,296		17	1,279
Shares issued for cashless warrant exercise at $15.00 per share (in shares)				1,728
Shares issued for option exercise at $1.25 per share		5,430		43	5,387
Shares issued for option exercise at $1.25 per share (in shares)				4,336
Shares issued at $20.63 per share as Investor Relations compensation		41,250		20	41,230
Shares issued at $20.63 per share as Investor Relations compensation (in shares)				2,000
Shares issued for cashless warrant exercise at $12.75 per share		2,493		33	2,460
Shares issued for cashless warrant exercise at $12.75 per share (in shares)				3,323
Shares issued for an option exercise at $5.25 per share		1,400		3	1,397
Shares issued for an option exercise at $5.25 per share (in shares)				267
Shares issued for cashless warrant exercise at $.75 per share		1,630		22	1,608
Shares issued for cashless warrant exercise at $.75 per share (in shares)				2,174
Shares issued for warrant exercise at $13.50 per share		36,000		27	35,973
Shares issued for warrant exercise at $13.50 per share (in shares)				2,667
Shares issued at $18.75 per share as Investor Relations compensation		25,000		13	24,987
Shares issued at $18.75 per share as Investor Relations compensation (in shares)				1,333
Reduction in escrow account per settlement agreement		(3,333)		(44)	(3,289)
Reduction in escrow account per settlement agreement (in shares)				(4,444)
Shares issued for cashless warrant exercise at $7.50 per share		3,605		48	3,557
Shares issued for cashless warrant exercise at $7.50 per share (in shares)				4,807
Shares issued for cashless warrant exercise at $5.63 per share		2,333		31	2,302
Shares issued for cashless warrant exercise at $5.63 per share (in shares)				3,112
Shares issued for cashless warrant exercise at $12.75 per share		224		3	221
Shares issued for cashless warrant exercise at $12.75 per share (in shares)				299
Shares issued to 16 shareholders of Series A Convertible Preferred Stock Dividends as converted to common shares at $19.50 per share		0		10	18,909	(18,919)
Shares issued to 16 shareholders of Series A Convertible Preferred Stock Dividends as converted to common shares at $19.50 per share (in shares)				972
Vesting expense		422,184			422,184
Options issued as part of employee bonus		694,500			694,500
Shares issued for combined cashless and cash warrant exercise at $11.25 per share.		52,500		78	52,422
Shares issued for combined cashless and cash warrant exercise at $11.25 per share. (in shares)				7,778
Issuance of Preferred stock		2,055,001	206		2,054,795
Shares issued to Investor Relations consultant exercisable at $11.25 per share		24,000		21	23,979
Shares issued to Investor Relations consultant exercisable at $11.25 per share (in shares)				2,133
Shares issued to Investor Relations consultant exercisable at $18.75 per share		25,000		13	24,987
Shares issued to Investor Relations consultant exercisable at $18.75 per share (in shares)				1,333
Shares issued for cashless warrant exercise at $13.50 per share		2,794		37	2,757
Shares issued for cashless warrant exercise at $13.50 per share (in shares)				3,725
Shares issued to 16 shareholders of Series A Convertible Preferred Stock Dividends as converted to common shares at $19.50 per share		0		16	30,384	(30,400)
Shares issued to 16 shareholders of Series A Convertible Preferred Stock Dividends as converted to common shares at $19.50 per share (in shares)				1,561
Shares issued for cashless warrant exercise at $9.75 per share		1,058		14	1,044
Shares issued for cashless warrant exercise at $9.75 per share (in shares)				1,410
Shares issued for a cash warrant exercise at $5.63 per share		62,500		111	62,389
Shares issued for a cash warrant exercise at $5.63 per share (in shares)				11,111
Shares issued for an option exercise at $5.25 per share		1,750		3	1,747
Shares issued for an option exercise at $5.25 per share (in shares)				333
Shares issued for a note conversion at $6.68 per share		20,000		30	19,970
Shares issued for a note conversion at $6.68 per share (in shares)				3,018
Shares issued for a note conversion at $6.68 per share		20,000		30	19,970
Shares issued for a note conversion at $6.68 per share (in shares)				3,019
Shares issued for a note conversion at $5.85 per share		20,000		34	19,966
Shares issued for a note conversion at $5.85 per share (in shares)				3,435
Shares issued for a note conversion at $5.03 per share		20,000		38	19,961
Shares issued for a note conversion at $5.03 per share (in shares)				3,894
Shares issued to 16 shareholders of Series A Convertible Preferred Stock Dividends as converted to common shares at $19.50 per share		0		16	30,386	(30,401)
Shares issued to 16 shareholders of Series A Convertible Preferred Stock Dividends as converted to common shares at $19.50 per share (in shares)				1,561
Net loss		(4,468,170)				(4,468,170)
Balance at Sep. 30, 2014		$ (3,834,833)	$ 206	$ 29,993	$ 29,380,273	$ (33,245,305)
Balance (in shares) at Sep. 30, 2014				2,999,386

[1]	Founders shares,1,000,000 per split.
[2]	23,492 (40,000 pre-split) shares valued at $.0167 per share as compensation for loan guarantees by management
[3]	Investment including 670 shares issued as a 10% finder’s fee
[4]	For payment of patent legal fees
[5]	Compensation for loan guarantees by management
[6]	For vendor contractual consideration
[7]	Employment agreements
[8]	Investment
[9]	Conversion of convertible notes by management
[10]	Investment, "October 2008 financing"
[11]	The shares reduce by 1/3 yearly and are returned to the Company as the debt is paid.
[12]	The Company purchased shares previously issued to a former officer equal to the cost of withholding taxes advanced by the Company. The value here represents the net pay from the transaction that was retained by the Company.